RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY BALANCES (Details) - Golar LNG Limited - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transaction
Total due from (to) related parties	$ 136,845	$ 7,128
Balances due from Golar and affiliates
Related Party Transaction
Total due from (to) related parties	27,254	4,400
Deposit paid to Golar
Related Party Transaction
Amount of transaction with related party	107,247	0
Methane Princess lease security deposit movements
Related Party Transaction
Amount of transaction with related party	$ 2,344	$ 2,728